Note 14 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance (in shares)			15,387	19,608
Balance		$ 15,940,713	$ 14,721,665	$ 18,757,358
Dividends declared (in shares)			1,219	79
Dividends declared	$ 78,642	$ 0	$ 1,219,048	$ 78,642
Redemption of Preferred shares (in shares)		(16,606)		(4,300)
Redemption of Preferred shares		$ (16,606,000)		$ (4,300,000)
Preferred deemed dividend		665,287	(0)	185,665
Balance		0	16,606
Balance	18,757,358	0	15,940,713	14,721,665
Ordinary Preferred Stock [Member]
Balance		14,602,098	14,602,098	18,192,129
Redemption of Preferred shares		(15,267,385)		(3,775,696)
Preferred deemed dividend		665,287		185,665
Balance	18,192,129	0	14,602,098	14,602,098
Preferred Stock Issued as Dividends [Member]
Balance		1,338,615	119,567	565,229
Dividends declared			1,219,048	78,642
Redemption of Preferred shares		(1,338,615)		(524,304)
Balance	$ 565,229	$ 0	$ 1,338,615	$ 119,567